Phoenix Insight Equity Fund, a series of Phoenix Insight Funds Trust

Supplement dated December 10, 2007 to the Class A and Class C Shares Prospectus, Class I Shares Prospectus and the Statement of Additional Information, each dated May 1, 2007, as supplemented May 24, 2007, August 20, 2007, September 7, 2007 and November 9, 2007

Important Notice to Investors

Effective December 14, 2007, the name of the Phoenix Insight Equity Fund will be changed to Phoenix Insight Value Equity Fund. The fund’s investment objective, strategies and fees remain unchanged.

Investors should retain this supplement with the Prospectus and Statement of Additional Information for future reference.

PXP 5075/ PIEFNameChange (12/07)